Income Tax Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Accounting loss before taxes	[1]	$ (6,994)	$ (6,341)
Federal and provincial income tax rate of 27% (2017 – 26%)		(1,888)	(1,648)
Non-deductible permanent differences		1,064	495
Differences in foreign exchange rates		0	0
Effect of difference in tax rates		2	2,488
Change in deferred tax asset not recognized		1,100	(1,075)
Flow-through share renunciation		1,656	1,040
Change in estimate		(427)	(72)
Other		0	244
Income Tax Provision Recovery Adjustments		1,507	1,472
Income tax provision		$ 1,507	$ 1,472

[1]	Represents consolidated loss before taxes.